Goodwill Narrative (Detail)	12 Months Ended
Dec. 31, 2020 EUR (€)
e-Prototypy [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (51,000)
Perpetual growth rate	2.00%
Carrying value	€ 5,231,000
Discount rate increase	€ 10
Discount Rate pre-tax	14.96%
Discount Rate post-tax	11.45%
Orthoview [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (238,000)
Perpetual growth rate	1.00%
Carrying value	€ 9,672,000
Discount rate increase	€ 10
Five year projection decrease	5
Discount Rate pre-tax	13.81%
Discount Rate post-tax	10.25%
ACTech [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetual growth rate	1.00%
Carrying value	€ 24,656,000
Discount rate increase	€ 10
Five year projection decrease	5
Discount Rate pre-tax	11.46%
Discount Rate post-tax	8.20%
Engimplan [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (527,000)
Impairment Loss Customer Lists	942,000
Impairment Loss Trademarks	207,000
Impairment	€ 1,367,000
Perpetual growth rate	7.00%
Carrying value	€ 9,292,000
Discount rate increase	€ 10
Five year projection decrease	5
Discount Rate pre-tax	23.43%
Discount Rate post-tax	17.22%
Long term inflation rate	3.50%
MAT NV SAM BE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetual growth rate	5.00%
Carrying value	€ 33,625,000
Discount rate increase	€ 10
Five year projection decrease	5
Discount Rate pre-tax	11.97%
Discount Rate post-tax	9.86%